Employee Benefits - Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	¥ 303,816	¥ 251,628
With Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	9,663	8,452
Investments in trusts	0	0
Others	404	514
Plan assets, at fair value	58,823	34,702
No Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	88,178	68,551
Cash and cash equivalent	0	0
Investments in trusts	18,683	0
Others	9,606	29,412
Plan assets, at fair value	244,993	216,926
Japan
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	223,191	230,421
Japan | With Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Equities	15,025	15,494
Bonds	1,040	1,568
Japan | No Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Equities	3,444	2,804
Bonds	16,523	19,157
Foreign
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	80,625	21,207
Foreign | With Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Equities	20,680	6,396
Bonds	12,011	2,278
Foreign | No Quoted Prices in Active Markets
Disclosure of fair value of plan assets [line items]
Equities	74,309	58,286
Bonds	¥ 34,250	¥ 38,716